Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents

Cash and cash equivalents are comprised of the following:

	December 31,
	2018	2017
Cash and bank deposits	370,262	160,429
Cash equivalents
Bank Deposit Certificate – CDB	480,052	290,829
Investments funds	318,822	311,061

	1,169,136	762,319